Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

Note G.

Property, Plant and Equipment

($ in millions)

At December 31:	2011	2010
Land and land improvements	$786	$777
Buildings and building improvements	9,531	9,414
Plant, laboratory and office equipment	26,843	26,676
Plant and other property—gross	37,160	36,867
Less: Accumulated depreciation	24,703	24,435
Plant and other property—net	12,457	12,432
Rental machines	2,964	3,422
Less: Accumulated depreciation	1,538	1,758
Rental machines—net	1,426	1,665
Total—net	$13,883	$14,096